Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information
Schedule of information by segment

	Consumer product			EV			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Revenue from external customers	$53,411,271	$41,899,677	$49,200,868	$1,852,402	$383,993	$29,702	$55,263,673	$42,283,670	$49,230,570
Cost of revenue	43,427,306	37,411,824	42,409,429	1,405,041	395,473	843,641	44,832,347	37,807,297	43,253,070
Gross profit	9,983,965	4,487,853	6,791,439	447,361	(11,480)	(813,939)	10,431,326	4,476,373	5,977,500
Interest expenses	265,248	300,125	427,379	475,152	—	15,883	740,400	300,125	443,262
Depreciation & amortization	271,536	244,601	276,170	645,066	633,315	627,958	916,602	877,916	904,128
Capital expenditure	11,417	2,489	6,787,833	213,111	142,317	12,106	224,528	144,806	6,799,939
Segment assets	128,727,344	106,775,636	91,431,857	5,799,714	9,519,609	24,018,920	134,527,058	116,295,245	115,450,777
Segment profit	$4,810,563	$2,216,371	$2,346,477	$(15,503,545)	$(12,238,599)	$(12,005,760)	$(10,692,982)	$(10,022,228)	$(9,659,283)

Schedule of long-lived assets, by geographic information about the revenues

	Years ended December 31
	2021	2020	2019
Revenue from China	$55,263,673	$42,283,670	$49,230,570
Revenue directly from foreign countries	—	—	—
Total Revenue	$55,263,673	$42,283,670	$49,230,570